Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
Disclosure of detailed information about trade and other payables

		December 31,
		2020	2019
	Notes	US$ in millions
Trade payables	20(a)	$51	$47
Customer deposits and other deferred revenue	20(b)	412	395
Construction payables and accruals		316	278
Outstanding chip liability	20(b)	189	485
Interest payables		156	130
Accrued employee benefit expenses		136	174
Other tax payables		118	302
Loyalty program liability	20(b)	28	31
Casino liabilities		22	41
Payables to related companies	25(b)	3	9
Other payables and accruals		62	104
		1,493	1,996
Less: non-current portion		(105)	(122)
Current portion		$1,388	$1,874

Trade payables aging	The aging analysis of trade payables based on invoice date is as follows:

	December 31,
	2020	2019
	US$ in millions
0-30 days	$31	$33
31-60 days	15	6
61-90 days	3	6
Over 90 days	2	2
	$51	$47

Contract and contract related liabilities
The following table summarizes the liability activity related to contracts with customers:

	Outstanding chip liability		Loyalty program liability		Customer deposits and other deferred revenue(i)
	2020	2019	2020	2019	2020	2019
	US$ in millions
Balance at January 1	$485	$514	$31	$33	$395	$497
Balance at December 31	189	485	28	31	412	395
(Decrease)/increase	$(296)	$(29)	$(3)	$(2)	$17	$(102)

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(i)Of this amount, US$125 million, US$129 million and US$127 million as at December 31, 2020, December 31, 2019, and January 1, 2019, respectively, relates to mall deposits that are accounted for based on lease terms usually greater than one year.